Statements of Stockholders' Equity (USD $)		Preferred Stock	Common Stock	Accrued Dividends	Additional Paid in Capital	Deficit Accumulated During the Development Stage	Total
Balance at May. 15, 2006
Common stock issued to founders for cash at $0.001 per share			$ 10,000				$ 10,000
Common stock issued to founders for cash at $0.001 per share - shares			10,000,000
Balance at Dec. 31, 2006			10,000				10,000
Balance - shares at Dec. 31, 2006			10,000,000
Common stock issued for bridge debt at $0.85 per share			258		218,617		218,875
Common stock issued for bridge debt at $0.85 per share - shares			257,500
Net loss						(526,833)	(526,833)
Balance at Dec. 31, 2007			10,258		218,617	(526,833)	(297,958)
Balance - shares at Dec. 31, 2007			10,257,500
Preferred stock issued for bridge debt at $1,000 per share		89			889,786		889,875
Preferred stock issued for bridge debt at $1,000 per share - shares		890
Preferred stock issued for cash at $1,000 per share		56			561,944		562,000
Preferred stock issued for cash at $1,000 per share - shares		562
Common stock issued for bridge debt at $0.85 per share			1,083		919,043		920,126
Common stock issued for bridge debt at $0.85 per share - shares			1,082,500
Stock offering costs					(270,948)		(270,948)
Preferred dividend accrued				9,308	(9,308)
Net loss						(1,695,766)	(1,695,766)
Balance at Dec. 31, 2008		145	11,341	9,308	2,309,134	(2,222,599)	107,329
Balance - shares at Dec. 31, 2008		1,452	11,340,000
Preferred stock issued for cash at $1,000 per share		81			(178,632)		(178,551)
Preferred stock issued for cash at $1,000 per share - shares		810
Cumulative effect of adoption of ASC 815					(1,632,825)	(43,808)	(1,676,633)
Stock offering costs					(166,154)		(166,154)
Preferred dividend accrued				124,576	(124,576)
Net loss						(730,743)	(730,743)
Balance at Dec. 31, 2009		226	11,341	133,884	206,947	(2,997,150)	(2,644,752)
Balance - shares at Dec. 31, 2009		2,262	11,340,000
Preferred stock issued for cash at $1,000 per share		58			574,942		575,000
Preferred stock issued for cash at $1,000 per share - shares		575
Stock offering costs					(121,709)		(121,709)
Common stock issued for services			850		721,650		722,500
Common stock issued for services - shares			850,000
Amortization of options issued for services					39,210		39,210
Adjustment for derivative liability					(852,346)		(852,346)
Preferred dividend accrued				157,609	(157,609)
Net loss						(2,119,059)	(2,119,059)
Balance at Dec. 31, 2010		284	12,191	291,493	411,085	(5,116,209)	(4,401,156)
Balance - shares at Dec. 31, 2010		2,837	12,190,000
Preferred stock issued for cash at $1,000 per share		145			1,448,355		1,448,500
Preferred stock issued for cash at $1,000 per share - shares		1,449
Stock offering costs					(267,966)		(267,966)
Common stock issued for services			640		543,360		544,000
Common stock issued for services - shares	[1]		640,000
Amortization of options issued for services					23,368		23,368
Adjustment for derivative liability					(917,263)		(917,263)
Preferred dividend accrued				219,082	(219,082)
Net loss						(2,284,393)	(2,284,393)
Balance at Dec. 31, 2011		429	12,831	510,575	1,021,857	(7,400,602)	(5,854,910)
Balance - shares at Dec. 31, 2011		4,286	12,830,000
Preferred stock issued for cash		112			1,115,889		1,116,001
Preferred stock issued for cash - shares		1,116
Stock offering costs					(221,175)		(221,175)
Common stock issued for services			8		6,367		6,375
Common stock issued for services - shares			7,500
Amortization of options issued for services					16,772		16,772
Adjustment for derivative liability					(301,800)		(301,800)
Preferred dividend accrued				351,297	(351,297)
Net loss						(1,310,934)	(1,310,934)
Balance at Dec. 31, 2012		541	12,839	861,872	1,286,613	(8,711,536)	(6,549,671)
Balance - shares at Dec. 31, 2012		5,402	12,837,500
Preferred stock issued for cash		338			3,379,662		3,380,000
Preferred stock issued for cash - shares		3,380
Stock offering costs					(550,326)		(550,326)
Common stock issued for services			40		33,960		34,000
Common stock issued for services - shares			40,000
Amortization of options issued for services					667,449		667,449
Executive forfeited salary					104,000		104,000
Adjustment for derivative liability					5,691,185		5,691,185
Preferred dividend accrued				492,089	(492,089)
Net loss						(1,956,872)	(1,956,872)
Balance at Dec. 31, 2013		$ 879	$ 12,879	$ 1,353,961	$ 10,120,454	$ (10,668,408)	$ 819,765
Balance - shares at Dec. 31, 2013		8,782	12,877,500

[1]	Valued based on the price of $0.85 per share